Property, Plant and Equipment, Net by Geographic Areas (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	$ 205,035	$ 207,030	$ 212,562	$ 193,218
India
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net		125,490		116,417
Asia, other than India
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net		15,899		13,549
Americas
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net		38,438		44,633
Europe
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net		$ 27,203		$ 18,619